Trade and Other Receivables	12 Months Ended
Jun. 30, 2021
Trade and Other Receivables
15. Trade and other receivables

15. Trade and other receivables

The following table shows the amounts of Trade and other receivables as of June 30, 2021 and 2020:

	06.30.21	06.30.20
Lease and services receivables	1,630	1,751
Post-dated checks	567	452
Averaging of scheduled rent escalation	1,215	987
Debtors under legal proceedings	550	604
Property sales receivables	187	24
Consumer financing receivables	16	25
Less: allowance for doubtful accounts	(839)	(929)
Total trade receivables	3,326	2,914
Loans	1,433	1,587
Advance payments	633	765
Others (*)	293	334
Prepayments	418	332
Other tax receivables	316	234
Expenses to be recovered	37	62
Guarantee deposit	10	-
Total other receivables	3,140	3,314
Related parties (Note 30)	8,322	7,250
Total trade and other receivables	14,788	13,478
Non-current	1,223	7,651
Current	13,565	5,827
Total	14,788	13,478

(*)  Includes ARS 258 and ARS 273 as of June 30, 2021 and 2020, respectively, of agreement for assumption of debt with the State Assets Administration Office, or AABE in Spanish. (Note 19)

As of June 30, 2021 and 2020, all non-current receivables are due within 4 years, from the end of the fiscal year.

The fair values of trade and other receivables approximate their respective carrying amounts because, due to their short-term nature. The Fair values of non-current trade and other receivables approximate their respective carrying amounts, as the impact of discounting is not considered significant.

Trade receivables are generally presented in the Statements of Financial Position net of allowances for doubtful accounts. Impairment policies and procedures by type of receivables are discussed in detail in Note 2.15.

Movements on the Group’s allowance for doubtful accounts and other receivables are as follows:

	06.30.21	06.30.20
Beginning of the year	929	574
Additions	418	487
Unused amounts reversed	(224)	(30)
Used during the year	-	(4)
Inflation adjustment	(284)	(98)
End of the year	839	929

The allowance for doubtful accounts’ additions and unused amounts reversed have been included in “Selling expenses” in the Consolidated Statements of  Income and Other Comprehensive Income (Note 26). Amounts charged to the allowance account are generally written off, when no recovery is expected.

The Group’s trade receivables comprise: shopping mall leases and related services, office leases and related services, consumer financing; and sale of properties. The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivables (Note 5).

The Group also has receivables from related parties. Neither of which are due nor impaired.

Due to the distinct characteristics of each type of receivable, an aging analysis of past due unimpaired and impaired receivables are shown by type and class as of June 30, 2021 and 2020 (includes not past due receivables to reconcile with the amounts in the statements of financial position):

Type of receivables	Up to 3 months	3 to 6 months	Over 6 months	Non-past due	Impaired	Total
Shopping mall lease and services receivables	332	244	558	1,965	823	3,922
Office leases and services receivables	2	-	-	38	-	40
Consumer financing receivables	-	-	-	-	16	16
Property sales receivables	-	-	-	187	-	187
Total as of June 30, 2021	334	244	558	2,190	839	4,165
Shopping mall leases and services receivables	320	80	112	2,327	904	3,743
Office leases and services receivables	4	-	-	47	-	51
Consumer financing receivables	-	-	-	-	25	25
Property sales receivables	8	8	8	-	-	24
Total as of June 30, 2020	332	88	120	2,374	929	3,843

Leases and services receivables from investment properties:

Trade receivables related to leases and services from the shopping malls and offices represent 95.2% and 98.7% of the Group’s total trade receivables as of June 30, 2021 and 2020, respectively. The Group has a large customer base and is not dependent on any single customer. Leases and services receivables that are not due and for which no allowance has been recorded relate to a wide and varied number of customers for whom there is no external credit rating available. Most of these customers have been actively renting a minimum of six months. New customers with less than six months are constantly monitored. At the end of the year, the Group has not experienced credit issues with these new customers.

As of June 30, 2021 and 2020, the Group recorded net loss due to leases and services receivables for an amount of ARS 203 and ARS 468, respectively.

Consumer financing receivables:

Trade receivables related to the residual activities of the Group represent only 0.4% and 0.7% of the Group’s total trade receivables as of June 30, 2021 and 2020, respectively.

As of June 30, 2021 and 2020, the Group provided for recorded net losses on impairment of consumer financing receivables in an amount of (ARS 9) and (ARS 11), respectively.

The estimation of the credit risk is complex and requires the use of rating and scoring models which are essential to measure default risk. In measuring the consumption credit risks of credit purchases made through credit cards and cash advances, the Group considers two components: (i) the probability of default by client or counterparty, and (ii) the likeable recovery rate of obligations in arrears. The models are reviewed regularly to check their effectiveness with respect to actual performance and, where necessary, to enhance them.

Receivables from the sale of properties:

Trade receivables related to the sale of properties represent 4.5% and 0.6% of the Group’s total trade receivables as of June 30, 2021 and 2020, respectively. Payments on these receivables are generally received when due and are generally secured by mortgages on the properties, thus credit risk on outstanding amounts is considered low.